Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest risk factor [line items]
Loans and financing	$ 4,448.0	$ 91.0	$ 3,647.6	$ 4,198.3
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	78.8
Loans and financing	(53.0)
Net impact	$ 25.8
Rates considered	1.90%
Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (781.0)
Net impact	$ (781.0)
Rates considered	0.26%
TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.4)
Net impact	$ (0.4)
Rates considered	4.55%
IPCA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (3.5)
Net impact	$ (3.5)
Rates considered	4.52%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.7)
Loans and financing	(0.5)
Net impact	$ (1.2)
Rates considered	1.03%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 1.2
Net impact	$ 1.2
Rates considered	0.10%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	2.20%
-50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.1
Net impact	$ 0.1
Rates considered	2.49%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.3)
Loans and financing	(0.2)
Net impact	$ (0.5)
Rates considered	1.54%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.8
Net impact	$ 0.8
Rates considered	0.15%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	3.29%
-25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	3.74%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.1
Loans and financing	0.1
Net impact	$ 0.2
Rates considered	2.05%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.5
Net impact	$ 0.5
Rates considered	0.20%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	4.39%
Probable scenario [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	4.98%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.5
Loans and financing	0.4
Net impact	$ 0.9
Rates considered	2.56%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.1
Net impact	$ 0.1
Rates considered	0.25%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	5.49%
+25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	6.23%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 0.9
Loans and financing	0.6
Net impact	$ 1.5
Rates considered	3.08%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.3)
Net impact	$ (0.3)
Rates considered	0.30%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	6.59%
+50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.1)
Net impact	$ (0.1)
Rates considered	7.47%